Share Plans	12 Months Ended
Dec. 31, 2012
Share Plans
Share Plans
Share-based compensation expense
Total share-based compensation expense for 2012, 2011 and 2010 was $35.8 million, $19.5 million and $21.5 million, respectively. The expense for 2012 included $13.5 million of expense due to the Merger triggering change of control provisions of Pentair, Inc. share-based compensation plans resulting in immediate vesting of certain outstanding awards.
Share Incentive Plans
Prior to the Merger, our board of directors approved, and Tyco as our sole shareholder approved, the Pentair Ltd. 2012 Stock and Incentive Plan (the “2012 Plan”). The 2012 Plan became effective on September 28, 2012 and authorizes the issuance of 9,000,000 of our common shares. The shares may be issued as new shares or from shares held in treasury. Our practice is to settle equity-based awards from shares held in treasury. The 2012 Plan terminates in September 2022. The 2012 Plan allows for the granting to our officers, directors, employees and consultants of nonqualified stock options, incentive stock options, stock appreciation rights, performance shares, performance units, restricted shares, restricted stock units, deferred stock rights, annual incentive awards, dividend equivalent units and other equity-based awards.
The 2012 Plan is administered by our compensation committee (the “Committee”), which is made up of independent members of our board of directors. Employees eligible to receive awards under the 2012 Plan are managerial, administrative or other key employees who are in a position to make a material contribution to the continued profitable growth and long-term success of our company. The Committee has the authority to select the recipients of awards, determine the type and size of awards, establish certain terms and conditions of award grants and take certain other actions as permitted under the 2012 Plan. The 2012 Plan prohibits the Committee from re-pricing awards or cancelling and reissuing awards at lower prices.
In connection with the Distribution, we issued a total of $109.0 million like-kind equity-based awards under the 2012 Plan to former Tyco equity-based award holders in replacement of a portion of their Tyco equity-based awards. Such awards do not deplete the 9,000,000 of our common shares reserved for issuance under the 2012 Plan. Of the total issued, $39.8 million in like-kind equity-based awards were issued to former holders who are active employees of our company, and $69.2 million like-kind equity-based awards were issued to former holders who are not employees of our company. As no change of control provisions related to Tyco equity-based awards were triggered by the Distribution or the Merger, the original vesting and exercise term provisions remain in effect for all such replacement equity-based awards.
The 2008 Omnibus Stock Incentive Plan as Amended and Restated (the “2008 Plan”) terminated upon the completion of the Merger. Prior grants of restricted stock units and stock options made under the 2008 Plan and earlier stock incentive plans outstanding at completion of the Merger were converted into equity-based awards with respect to our common shares and were assumed by us on the terms in effect at the time of grant and are outstanding under the 2012 Plan.
Non-qualified and incentive stock options
Under the 2012 Plan, we may grant stock options to any eligible employee with an exercise price equal to the market value of the shares on the dates the options were granted. Options generally vest over a three-year period commencing on the grant date and expire ten years after the grant date. Annual expense for the fair value of stock options was $11.6 million 2012, $8.9 million in 2011 and $10.7 million in 2010.
Restricted shares and restricted stock units
Under the 2012 Plan, eligible employees may be awarded restricted shares or restricted stock units of our common stock. Restricted shares and restricted stock units generally vest two to five years after issuance, subject to continuous employment and certain other conditions. Restricted shares and restricted stock units are valued at market value on the date of grant and are expensed over the vesting period. Annual expense for the fair value of restricted shares and restricted stock units was $24.2 million in 2012, $10.6 million in 2011 and $10.8 million in 2010.
Stock appreciation rights, performance shares and performance units
Under the 2012 Plan, the Committee is permitted to issue these awards which are generally earned over a three-year vesting period and tied to specific financial metrics.
Stock options
The following table summarizes stock option activity under all plans for the year ended December 31, 2012:

Options outstanding	Shares	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
Beginning balance	7,837,696	$32.50
Grants assumed in Merger	2,791,678	28.04
Granted	834,918	36.05
Exercised	(2,740,778)	29.60
Forfeited	(83,994)	32.64
Expired	(234,774)	38.88
Ending balance	8,404,746	$32.13	5.3	$128,370,687
Options exercisable as of December 31, 2012	6,931,146	$31.99	4.7	$105,758,171
Options expected to vest as of December 31, 2012	1,422,898	$32.92	8.1	$21,763,738

Fair value of options granted
The weighted average grant date fair value of options granted under Pentair plans in 2012, 2011 and 2010 was estimated to be $9.63, $9.98 and $9.47 per share, respectively. The weighted-average grant date fair value of options assumed in the Merger was estimated to be $11.76. The total intrinsic value of options that were exercised during 2012, 2011 and 2010 was $41.6 million, $10.9 million and $7.4 million, respectively. At December 31, 2012, the total unrecognized compensation cost related to stock options was $4.0 million. This cost is expected to be recognized over a weighted average period of 1.5 years.
We estimated the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model, modified for dividends and using the following weighted average assumptions:

	December 31
	2012		2011	2010
	Assumed in Merger	Granted by Pentair plans	Granted by Pentair plans	Granted by Pentair plans
Risk-free interest rate	0.02 - 0.68%	0.96%	1.51%	2.45%
Expected dividend yield	2.12%	2.48%	2.32%	2.30%
Expected share price volatility	33.00%	36.50%	35.50%	35.00%
Expected term (years)	0.1 - 5.1	5.7	5.5	5.5

These estimates require us to make assumptions based on historical results, observance of trends in our share price, changes in option exercise behavior, future expectations and other relevant factors. If other assumptions had been used, share-based compensation expense, as calculated and recorded under the accounting guidance, could have been affected.
We based the expected life assumption on historical experience as well as the terms and vesting periods of the options granted. For purposes of determining expected volatility, we considered a rolling average of historical volatility measured over a period approximately equal to the expected option term. The risk-free rate for periods that coincide with the expected life of the options is based on the U.S. Treasury Department yield curve in effect at the time of grant.
Cash received from option exercises for the years ended December 31, 2012, 2011 and 2010 was $91.6 million, $14.7 million and $14.9 million, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $12.2 million, $4.1 million and $2.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Restricted shares and restricted stock units
The following table summarizes restricted share and restricted stock activity under all plans for the year ended December 31, 2012:

Restricted shares and restricted stock units outstanding	Shares	Weighted average grant date fair value
Beginning balance	1,250,082	$30.49
Grants assumed in Merger	978,756	38.85
Granted	863,310	41.56
Vested	(1,420,511)	33.17
Forfeited	(78,359)	37.22
Ending balance	1,593,278	$38.97

As of December 31, 2012, there was $31.6 million of unrecognized compensation cost related to restricted share compensation arrangements granted under the 2012 Plan and previous plans. That cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010, was $58.0 million, $10.2 million and $12.7 million, respectively. The actual tax benefits realized related to restricted share compensation arrangements totaled $18.8 million, $3.6 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.